Right of use assets - Summary of Disclosure of Detailed Information About Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Net book value, beginning of the year	£ 830	£ 966
Exchange adjustments	(15)	(9)
Additions	215	187
Depreciation	(213)	(225)	£ (214)
Disposals	(70)	(84)
Impairments	(7)	(3)
Reclassifications		(2)
Net book value, end of the year	740	830	966
Land and buildings [member]
Statements [Line Items]
Net book value, beginning of the year	699	821
Exchange adjustments	(9)	(11)
Additions	152	119
Depreciation	(149)	(152)
Disposals	(53)	(73)
Impairments	(7)	(3)
Reclassifications		(2)
Net book value, end of the year	633	699	821
Plant and equipment [member]
Statements [Line Items]
Net book value, beginning of the year	18	22
Exchange adjustments	(1)	1
Additions	1	2
Depreciation	(5)	(5)
Disposals	(4)	(2)
Net book value, end of the year	9	18	22
Vehicles [member]
Statements [Line Items]
Net book value, beginning of the year	113	123
Exchange adjustments	(5)	1
Additions	62	66
Depreciation	(59)	(68)
Disposals	(13)	(9)
Net book value, end of the year	£ 98	£ 113	£ 123